Business combinations and other significant transactions - Balance sheet values of the business (Details) - EUR (€) € in Millions	Dec. 31, 2021	Nov. 02, 2021	Oct. 28, 2021	Oct. 22, 2021	Oct. 04, 2021	Jul. 29, 2021	Jun. 03, 2021	Apr. 07, 2021	Mar. 10, 2021	Dec. 31, 2020	Dec. 31, 2019
Business combinations
Cash and cash equivalents	€ 163
Current financial assets	208
Other current assets	632									€ 15	€ 1
Current assets	1,003
Property, plant and equipment	1,066
Goodwill	1,574
Other non-current assets	436
Non-current assets	3,076									193	12
TOTAL ASSETS	4,079
Current financial liabilities	267
Other current liabilities	380
Current liabilities	647
Non-current financial liabilities	718
Provisions	8
Deferred tax liabilities	135
Other non-current liabilities	246
Non-current liabilities	1,107
TOTAL LIABILITIES	1,754
Equity attributable to Eni	2,321
Non-controlling interest	4									€ 15	€ 2
TOTAL EQUITY	2,325
TOTAL LIABILITIES AND EQUITY	4,079
Union Fenosa Gas SA
Business combinations
Cash and cash equivalents	42								€ 42
Other current assets	370
Current assets	412
Property, plant and equipment	335
Goodwill	2								€ 2
Other non-current assets	41
Non-current assets	378
TOTAL ASSETS	790
Current financial liabilities	35
Other current liabilities	224
Current liabilities	259
Non-current financial liabilities	135
Deferred tax liabilities	15
Other non-current liabilities	181
Non-current liabilities	331
TOTAL LIABILITIES	590
Equity attributable to Eni	200
TOTAL EQUITY	200
TOTAL LIABILITIES AND EQUITY	790
Aldro Energa Y Soluciones SLU
Business combinations
Cash and cash equivalents	7							€ 7
Other current assets	78
Current assets	85
Goodwill	168							€ 168
Other non-current assets	69
Non-current assets	237
TOTAL ASSETS	322
Current financial liabilities	36
Other current liabilities	37
Current liabilities	73
Non-current financial liabilities	7
Deferred tax liabilities	7
Other non-current liabilities	14
Non-current liabilities	28
TOTAL LIABILITIES	101
Equity attributable to Eni	221
TOTAL EQUITY	221
TOTAL LIABILITIES AND EQUITY	322
FRI-EL Biogas Holding SpA
Business combinations
Cash and cash equivalents	13						€ 13
Other current assets	23
Current assets	36
Property, plant and equipment	38
Goodwill	80						€ 80
Other non-current assets	15
Non-current assets	133
TOTAL ASSETS	169
Current financial liabilities	11
Other current liabilities	7
Current liabilities	18
Non-current financial liabilities	16
Provisions	1
Other non-current liabilities	1
Non-current liabilities	18
TOTAL LIABILITIES	36
Equity attributable to Eni	132
Non-controlling interest	1
TOTAL EQUITY	133
TOTAL LIABILITIES AND EQUITY	169
Portfolio Of Thirteen Onshore Wind Facilities
Business combinations
Cash and cash equivalents	41					€ 41
Current financial assets	150
Other current assets	32
Current assets	223
Property, plant and equipment	423
Goodwill	302					€ 302
Other non-current assets	43
Non-current assets	768
TOTAL ASSETS	991
Current financial liabilities	79
Other current liabilities	22
Current liabilities	101
Non-current financial liabilities	327
Provisions	4
Deferred tax liabilities	62
Other non-current liabilities	12
Non-current liabilities	405
TOTAL LIABILITIES	506
Equity attributable to Eni	485
TOTAL EQUITY	485
TOTAL LIABILITIES AND EQUITY	991
Dhamma Energy Group
Business combinations
Cash and cash equivalents	10				€ 10
Current financial assets	29
Other current assets	2
Current assets	41
Property, plant and equipment	119
Goodwill	120				€ 120
Other non-current assets	15
Non-current assets	254
TOTAL ASSETS	295
Other current liabilities	4
Current liabilities	4
Non-current financial liabilities	140
Deferred tax liabilities	8
Non-current liabilities	148
TOTAL LIABILITIES	152
Equity attributable to Eni	140
Non-controlling interest	3
TOTAL EQUITY	143
TOTAL LIABILITIES AND EQUITY	295
Portfolio Of Nine Renewable Energy Projects
Business combinations
Cash and cash equivalents	5			€ 5
Current financial assets	6
Other current assets	7
Current assets	18
Property, plant and equipment	57
Goodwill	81			€ 81
Other non-current assets	25
Non-current assets	163
TOTAL ASSETS	181
Current financial liabilities	4
Other current liabilities	2
Current liabilities	6
Non-current financial liabilities	39
Deferred tax liabilities	8
Other non-current liabilities	10
Non-current liabilities	57
TOTAL LIABILITIES	63
Equity attributable to Eni	118
TOTAL EQUITY	118
TOTAL LIABILITIES AND EQUITY	181
Finproject SpA
Business combinations
Cash and cash equivalents	21		€ 21
Other current assets	92
Current assets	113
Property, plant and equipment	35
Goodwill	93		€ 93
Other non-current assets	205
Non-current assets	333
TOTAL ASSETS	446
Current financial liabilities	102
Other current liabilities	54
Current liabilities	156
Non-current financial liabilities	4
Provisions	1
Deferred tax liabilities	35
Other non-current liabilities	2
Non-current liabilities	42
TOTAL LIABILITIES	198
Equity attributable to Eni	248
TOTAL EQUITY	248
TOTAL LIABILITIES AND EQUITY	446
Be Power
Business combinations
Cash and cash equivalents	24	€ 24
Current financial assets	23
Other current assets	22
Current assets	69
Property, plant and equipment	29
Goodwill	728	€ 728
Other non-current assets	10
Non-current assets	767
TOTAL ASSETS	836
Other current liabilities	30
Current liabilities	30
Non-current financial liabilities	38
Provisions	2
Other non-current liabilities	2
Non-current liabilities	42
TOTAL LIABILITIES	72
Equity attributable to Eni	764
TOTAL EQUITY	764
TOTAL LIABILITIES AND EQUITY	836
Other Acquisitions And Businesses
Business combinations
Other current assets	6
Current assets	6
Property, plant and equipment	30
Other non-current assets	13
Non-current assets	43
TOTAL ASSETS	49
Non-current financial liabilities	12
Other non-current liabilities	24
Non-current liabilities	36
TOTAL LIABILITIES	36
Equity attributable to Eni	13
TOTAL EQUITY	13
TOTAL LIABILITIES AND EQUITY	€ 49